Earnings Per Share	12 Months Ended
Nov. 30, 2022
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share

	Years Ended November 30,
(in millions, except per share data)	2022	2021	2020
Net income (loss) for basic and diluted earnings per share	$(6,093)	$(9,501)	$(10,236)
Weighted-average shares outstanding	1,180	1,123	775
Dilutive effect of equity plans	—	—	—
Diluted weighted-average shares outstanding	1,180	1,123	775
Basic earnings per share	$(5.16)	$(8.46)	$(13.20)
Diluted earnings per share	$(5.16)	$(8.46)	$(13.20)
Antidilutive shares excluded from diluted earnings per share computations were as follows:

	November 30,
(in millions)	2022	2021	2020
Equity awards	1	3	1
Convertible Notes	55	53	103
Total antidilutive securities	56	56	104